Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 29, 2023 shares
Related Party Transactions (Details) [Line Items]
Common stock outstanding (in Shares)	21,888,976	13,303,795	21,888,976
Award trading restriction period	2 years
Research and development expense | $	$ 15,668,000	$ 16,746,000
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable | $	$ 688,000	81,000
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Graf Acquisition Partners IV LLC [Member]
Related Party Transactions (Details) [Line Items]
Common stock outstanding (in Shares)	4,290,375
Shares forfeited (in Shares)	1,773,631
Restricted shares subject to vesting conditions (in Shares)	1,173,631
Shares were not forfeited, did not become restricted, nor subject to vesting conditions (in Shares)	1,343,113
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Deferred Founder Shares [Member] | Graf Acquisition Partners IV LLC [Member]
Related Party Transactions (Details) [Line Items]
Vesting period	5 years
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Deferred Founder Shares [Member] | Graf Acquisition Partners IV LLC [Member] | Tranche One [Member]
Related Party Transactions (Details) [Line Items]
Share price trigger (in Dollars per share) | $ / shares	$ 14
Threshold trading days	20
Threshold consecutive trading days	30
Shares vested (in Shares)	873,631
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Deferred Founder Shares [Member] | Graf Acquisition Partners IV LLC [Member] | Tranche Two [Member]
Related Party Transactions (Details) [Line Items]
Share price trigger (in Dollars per share) | $ / shares	$ 20
Threshold trading days	20
Threshold consecutive trading days	30
Shares vested (in Shares)	300,000
Advisory And Research Services [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Research and development expense | $	$ 0	400,000
Accounts payable | $	0	100,000
Purchases Of Laboratory Supplies [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Research and development expense | $	600,000	100,000
Accounts payable | $	$ 600,000	$ 100,000